LONG-TERM DEBT-MORTGAGES (Details) - Schedule of long-term mortgages outstanding	Jul. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 3,890,765
Deferred financing costs	(16,519)
Total	$ 3,874,246